Sales - Trade receivables - Allowances reconciliation - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Telecom activities, operating segment | Health crisis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net addition with impact on income statement	€ (129)